STOCKHOLDERS DEFICIT (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS DEFICIT
Estimated number of shares issuable for conversion at $ 162.50 and $3.25 per share	16,615	239,138
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	3,758,845	3,003,354
Dilution of the Company's existing shareholders	3,775,460	3,242,493